Artisan Developing World Fund Investment Risks - Artisan Developing World Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLike all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
Active Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
Developing Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Developing Markets Risks—Investment risks typically are greater in developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in developing market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Developing market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain developing markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many developing market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.China-Related Risks: Because the Fund typically invests a significant portion of its assets in equity securities of Chinese companies, it is particularly affected by events or factors related to China, which may increase risk and volatility.
Geopolitical Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Geopolitical Risks—Geopolitical events adversely affect global economies and securities markets, subjecting the Fund's investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally. For example, military action by Russia in Ukraine and the escalated conflict in the Middle East could adversely affect global markets and, therefore, could affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the relevant countries or nearby geographic regions. In addition, the US has in the past imposed economic sanctions on certain countries, which may consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions, and the extent and duration of sanctions, and resulting market disruptions, are impossible to predict and could be substantial.
Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
Small and Medium-Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
Growth Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Participation Certificate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
High Portfolio Turnover Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■High Portfolio Turnover Risks —The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with a less active trading strategy. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Impact of Actions by Other Shareholders [Member]
Prospectus [Line Items]
Risk [Text Block]	■Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
Operational and Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.